Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Translation reserve	Other reserves	Retained earnings	Total equity
Equity attributable to owners of parent		€ 1,426.1	€ 31.4	€ 101.0	€ (24.6)	€ 1,058.0	€ 2,591.9
Equity attributable to owners, beginning balance at Dec. 31, 2023		1,426.1	31.4	101.0	(24.6)	1,058.0	2,591.9
Equity owners of the parent	€ 175.7					175.7	175.7
Profit for the period	175.7
Other comprehensive (loss)/income for the period	7.6			20.8	(14.0)	0.8	7.6
Total comprehensive income for the period				20.8	(14.0)	176.5	183.3
Deferred hedging losses transferred to the carrying value of inventory					9.7		9.7
Comprehensive income	183.3
Dividends						(67.4)	(67.4)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.4	(0.4)				0.0
Issue of ordinary shares		9.7	(9.7)				0.0
Reduction of issued capital		(44.0)					(44.0)
Share based payment charge		0.0	8.5				8.5
Reclassification of awards for settlement of tax liabilities			(3.6)			(0.2)	(3.8)
Total transactions with owners, recognized directly in equity		(33.9)	(5.2)	0.0	0.0	(67.6)	(106.7)
Equity attributable to owners, ending balance at Sep. 30, 2024		1,392.2	26.2	121.8	(28.9)	1,166.9	2,678.2
Equity owners of the parent	175.7					175.7	175.7
Profit for the period	175.7
Other comprehensive (loss)/income for the period	7.6			20.8	(14.0)	0.8	7.6
Equity owners of the parent				20.8	(14.0)	176.5	183.3
Comprehensive income	183.3
Dividends						(67.4)	(67.4)
Share based payment charge		0.0	8.5				8.5
Issue of ordinary shares		9.7	(9.7)				0.0
Repurchase of ordinary shares		44.0					44.0
Reclassification of awards for settlement of tax liabilities			(3.6)			(0.2)	(3.8)
Total transactions with owners, recognized directly in equity		(33.9)	(5.2)	0.0	0.0	(67.6)	(106.7)
Equity attributable to owners of parent		1,392.2	26.2	121.8	(28.9)	1,166.9	2,678.2
Equity attributable to owners of parent	2,662.5	1,316.4	26.2	135.3	(14.9)	1,199.5	2,662.5
Equity attributable to owners, beginning balance at Dec. 31, 2024	2,662.5	1,316.4	26.2	135.3	(14.9)	1,199.5	2,662.5
Equity owners of the parent	147.4					147.4	147.4
Profit for the period	147.4
Other comprehensive (loss)/income for the period	(40.9)			(33.3)	(13.4)	5.8	(40.9)
Total comprehensive income for the period		0.0	0.0	(33.3)	(13.4)	153.2	106.5
Deferred hedging losses transferred to the carrying value of inventory					3.8		3.8
Comprehensive income	106.5
Dividends						(69.7)	(69.7)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.4	(0.4)				0.0
Issue of ordinary shares		12.2	(12.2)				0.0
Reduction of issued capital		(150.5)					(150.5)
Share based payment charge			6.7				6.7
Reclassification of awards for settlement of tax liabilities		0.0	(5.0)			0.0	(5.0)
Total transactions with owners, recognized directly in equity		(137.9)	(10.9)	0.0	0.0	(69.7)	(218.5)
Equity attributable to owners, ending balance at Sep. 30, 2025	2,554.3	1,178.5	15.3	102.0	(24.5)	1,283.0	2,554.3
Equity owners of the parent	147.4					147.4	147.4
Profit for the period	147.4
Other comprehensive (loss)/income for the period	(40.9)			(33.3)	(13.4)	5.8	(40.9)
Equity owners of the parent		0.0	0.0	(33.3)	(13.4)	153.2	106.5
Comprehensive income	106.5
Dividends						(69.7)	(69.7)
Share based payment charge			6.7				6.7
Issue of ordinary shares		12.2	(12.2)				0.0
Repurchase of ordinary shares		150.5					150.5
Reclassification of awards for settlement of tax liabilities		0.0	(5.0)			0.0	(5.0)
Total transactions with owners, recognized directly in equity		(137.9)	(10.9)	0.0	0.0	(69.7)	(218.5)
Equity attributable to owners of parent	€ 2,554.3	€ 1,178.5	€ 15.3	€ 102.0	€ (24.5)	€ 1,283.0	€ 2,554.3